Annual Fund Operating Expenses - Class A Class C and Institutional Class - Technology Fund	Aug. 01, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	1.69%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	2.44%